Commitments and Contingencies - Future Payments for Commitments (Details) $ in Millions	Sep. 30, 2024 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 24,335
Product Purchases	62
Real Estate	867
Obligation to Fund HCML	505
Other Long-Term Commitments	1,652
Total Commitments	27,421
Remainder of Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	523
Product Purchases	62
Real Estate	16
Obligation to Fund HCML	24
Other Long-Term Commitments	276
Total Commitments	901
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,062
Product Purchases	0
Real Estate	63
Obligation to Fund HCML	98
Other Long-Term Commitments	192
Total Commitments	2,415
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,886
Product Purchases	0
Real Estate	63
Obligation to Fund HCML	98
Other Long-Term Commitments	176
Total Commitments	2,223
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,862
Product Purchases	0
Real Estate	61
Obligation to Fund HCML	92
Other Long-Term Commitments	171
Total Commitments	2,186
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,845
Product Purchases	0
Real Estate	60
Obligation to Fund HCML	54
Other Long-Term Commitments	151
Total Commitments	2,110
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	16,157
Product Purchases	0
Real Estate	604
Obligation to Fund HCML	139
Other Long-Term Commitments	686
Total Commitments	$ 17,586